Revision to Previously Issued Interim Financial Statements - Summary of Forth Revisions to the Unaudited Interim Condensed Consolidated Statements of Operations (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating expenses
Depreciation, amortization and impairment						$ 260,844	$ 253,719	$ 278,056
Total other operating expenses						(1,144,733)	(1,042,759)	(960,866)
Operating income						1,075,068	815,950	62,746
Non-operating income (expense)
Interest expense						(380,486)	(528,061)	(438,938)
Income (loss) before income taxes						169,834	(1,843,457)	423,576
Net (loss) income	$ 379,736	$ 159,768	$ (490,702)	$ (330,934)	$ 48,802	152,977	(1,850,096)	414,674
Net income (loss) attributable to Viking Holdings Ltd						$ 152,331	$ (1,850,572)	$ 414,719
Net (loss) income per share attributable to ordinary and special shares
Basic						$ 0.36	$ (4.42)	$ 1.11
Diluted						$ 0.36	$ (4.42)	$ (0.73)
As Reported
Other operating expenses
Depreciation, amortization and impairment	(61,052)	(61,141)	(64,911)				$ 251,311	$ 276,513
Total other operating expenses	(280,030)	(281,734)	(284,729)				(1,040,351)	(959,323)
Operating income	489,588	426,926	(70,499)				818,358	64,289
Non-operating income (expense)
Interest expense	(90,002)	(100,623)	(117,489)				(538,974)	(456,637)
Income (loss) before income taxes	379,672	163,287	(492,322)				(1,851,962)	407,420
Net (loss) income	374,800	155,801	(493,928)	(338,127)	36,673		(1,858,601)	398,518
Net income (loss) attributable to Viking Holdings Ltd	$ 375,094	$ 155,652	$ (494,224)				$ (1,859,077)	$ 398,563
Net (loss) income per share attributable to ordinary and special shares
Basic	$ 0.87	$ 0.37	$ (1.21)				$ (4.44)	$ 1.07
Diluted	$ 0.86	$ 0.37	$ (1.21)				$ (4.44)	$ (0.77)
Adjustment
Other operating expenses
Depreciation, amortization and impairment	$ (632)	$ (632)	$ (632)				$ 2,408	$ 1,543
Total other operating expenses	(632)	(632)	(632)				(2,408)	(1,543)
Operating income	(632)	(632)	(632)				(2,408)	(1,543)
Non-operating income (expense)
Interest expense	5,568	4,599	3,858				10,913	17,699
Income (loss) before income taxes	4,936	3,967	3,226				8,505	16,156
Net (loss) income	4,936	3,967	3,226	$ 7,193	$ 12,129		8,505	16,156
Net income (loss) attributable to Viking Holdings Ltd	$ 4,936	$ 3,967	$ 3,226				$ 8,505	$ 16,156
Net (loss) income per share attributable to ordinary and special shares
Basic	$ 0.01	$ 0.01	$ 0.01				$ 0.02	$ 0.04
Diluted	$ 0.01	$ 0.01	$ 0.01				$ 0.02	$ 0.04
As Revised
Other operating expenses
Depreciation, amortization and impairment	$ (61,684)	$ (61,773)	$ (65,543)
Total other operating expenses	(280,662)	(282,366)	(285,361)
Operating income	488,956	426,294	(71,131)
Non-operating income (expense)
Interest expense	(84,434)	(96,024)	(113,631)
Income (loss) before income taxes	384,608	167,254	(489,096)
Net (loss) income	379,736	159,768	(490,702)
Net income (loss) attributable to Viking Holdings Ltd	$ 380,030	$ 159,619	$ (490,998)
Net (loss) income per share attributable to ordinary and special shares
Basic	$ 0.88	$ 0.38	$ (1.2)
Diluted	$ 0.87	$ 0.38	$ (1.2)